Shareholders' Equity and Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2013
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Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	2013	2012	2011
Numerator:
Net income attributable to Sonoco	$219,113	$196,010	$217,517
Denominator:
Weighted average common shares outstanding	102,577,000	101,804,000	101,071,000
Dilutive effect of stock-based compensation	671,000	769,000	1,102,000
Diluted outstanding shares	103,248,000	102,573,000	102,173,000
Per common share:
Net income attributable to Sonoco:
Basic	$2.14	$1.93	$2.15
Diluted	$2.12	$1.91	$2.13

Shares Not Included in Computations of Diluted Income Per Share	in the computation of diluted income per share was as follows for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Anti-dilutive stock appreciation rights	1,100,233	2,440,270	1,753,451